ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
May 31, 2019
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about royalty interests and deferred acquisition costs
	Coeur	Alamos	Other
	stream and	royalty	royalty
	royalty interests	interests	interests	Total
As at May 31, 2017	$-	$-	$2,759,645	$2,759,645
Matamec acquisitions	-	-	1,513,728	1,513,728
Coeur acquisitions	15,965,335	-	-	15,965,335
Akasaba West acquisition		-	261,753	261,753
Other acquisition costs	13,203	-	6,059	19,262
Depletion	(3,689,838)	-	-	(3,689,838)
Recoveries	(240,296)	-	-	(240,296)
Currency translation adjustments	441,374	-	-	441,374
As at May 31, 2018	12,489,778	-	4,541,185	17,030,963
Alamos acquisitions	-	9,960,221	-	9,960,221
ValGold acquisitions	-	-	8,217,300	8,217,300
Santa Gertrudis acquisitons	-	-	15,108,224	15,108,224
COSE acquisitions	-	-	2,093,218	2,093,218
15 Mile Stream acquisitions	-	-	5,691,629	5,691,629
Other additions	107,998	-	351,818	459,816
Depletion	(2,415,942)	-	-	(2,415,942)
Recoveries	(105,273)	-	-	(105,273)
Currency translation adjustments	220,227	-	-	220,227
As at May 31, 2019	$10,296,788	$9,960,221	$36,003,374	$56,260,383

Historical costs	$16,402,568	$9,960,221	$36,003,374	$62,366,163
Accumulated depletion	$(6,105,780)	$-	$-	$(6,105,780)

ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about purchase price allocation for acquisition
Considerations paid:
Common shares issued	$7,631,342
Reserve for ValGold share purchase warrants	801,345
Acquisition costs	167,157
8,599,844
Net asset acquired:
Cash	$588,533
Trade receivables and other	39,673
ValGold royalty interests	8,217,300
Trade and other payables	(245,662)
$8,599,844

Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about purchase price allocation for acquisition
Considerations paid:
Common shares issued	$7,855,161
Convertible debenture payable	8,332,041
Acquisition costs	110,321
16,297,523
Net asset acquired
Receivables	$563,882
Endeavor stream interest	9,061,929
Coeur royalty interests	6,903,406
Accounts payable and accrued liabilities	(231,693)
$16,297,523